Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Balance at January 1, 2017	[1]	$ 24,205
Discount on marketable securities, net		(138)	$ (212)
Proceeds from maturity of marketable securities		(10,475)	$ (3,625)
Balance at June 30, 2017	[1]	$ 13,592

[1]	Including accrued interest in the amount of US$ 173 thousands and US$ 115 thousands as of December 31, 2016 and June 30, 2017 respectively.